CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Trading and other assets at fair value through profit or loss	£ 162,878	£ 151,174
Loans and advances to customers	472,498	457,958
Loans and advances to banks	6,611	26,902	£ 25,117
Available-for-sale financial assets	42,098	56,524
Property, plant and equipment	12,727	12,972
Customer deposits	418,124	415,460
Debt securities in issue	72,450	76,314
Liabilities arising from insurance contracts and participating investment contracts	103,413	94,390
Liabilities arising from non-participating investment contracts	15,447	20,112
Non-controlling interests	237	440
Other net assets (liabilities)	20,730	29,193
	762,966	769,328
(Loss) profit on sale			46
Net cash inflow (outflow)	129	5	(4,071)
Other disposals of assets [member]
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Disposal and Closure of Group Undertakings and Businesses [Line Items]
Trading and other assets at fair value through profit or loss			3,420
Loans and advances to customers	342		21,333
Loans and advances to banks			5,539
Available-for-sale financial assets			654
Value of in-force business			60
Property, plant and equipment			150
	342		31,156
Customer deposits			(24,613)
Debt securities in issue			(9)
Liabilities arising from insurance contracts and participating investment contracts			(3,828)
Liabilities arising from non-participating investment contracts			(549)
Non-controlling interests	(242)		(825)
Other net assets (liabilities)	29	5	(314)
	(213)	5	(30,138)
Net assets	129	5	1,018
(Loss) profit on sale			(46)
Cash consideration received on losing control of group undertakings and businesses	129	5	972
Cash and cash equivalents disposed			(5,043)
Net cash inflow (outflow)	£ 129	£ 5	£ (4,071)